Loss Before Income Tax	6 Months Ended
Dec. 31, 2024
Loss Before Income Tax [Abstract]
Loss before income tax
18.	Loss before income tax

Loss before income tax from operations has been determined after inclusion of the following charges. The expenses by nature of the Group are also disclosed in the charges below:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Cost of sales
Cost of materials	6,142,788	7,347,238	1,644,413
Employee benefits expense
- Salaries and related costs	2,635,213	2,231,026	499,334
- Defined contribution plan	231,179	188,250	42,133

Selling and distribution expenses
Freight outwards	119,342	173,926	38,927
Short-term lease expenses - Rental of warehouse (Note 12)	32,347	26,046	5,830

General and administrative expenses
Employee benefits expense
- Salaries and related costs	718,489	843,405	188,766
- Defined contribution plan	86,982	98,828	22,119
- Staff welfare	87,893	40,655	9,099
Legal and professional fees	94,029	70,707	15,825
Short-term lease expenses - Rental of office (Note 12)	-	9,000	2,014